Investment Risks	Sep. 23, 2026
GQG Partners International Quality Value Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk (All Funds except International Quality Value Fund) – Each Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that a Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund. However, each Fund intends to satisfy the asset diversification requirements for qualifying as a RIC under Subchapter M of the Code.